COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating lease expire date description	expire at various dates through May 2030
Total expense	$ 2.1	$ 1.3